Performance Management	Dec. 31, 2025
Nuveen Inflation Linked Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Inflation Linked Bond Fund
Bar Chart Closing [Text Block]	Best quarter: 3.90%, for the quarter ended March 31, 2025. Worst quarter: -3.80%, for the quarter ended September 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Inflation Linked Bond Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.14%	2.01%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index | Average Annual Return, Percent			7.47%	2.52%	3.80%	3.32%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		2.76%	1.32%		2.43%
Class I | Average Annual Return, Percent			6.92%	2.29%		3.04%
Premier Class | Average Annual Return, Percent			7.03%	2.27%		2.99%
Class R6 | Average Annual Return, Percent			7.08%	2.43%		3.15%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			5.39%	0.43%		1.74%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.18%	1.01%		1.82%
Retirement Class | Average Annual Return, Percent			6.84%	2.17%		2.89%
Class W | Average Annual Return, Percent			7.35%	2.67%	3.90%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Inflation Linked Bond Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	3.90%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(3.80%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6 and Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Real Estate Securities Select Fund
Bar Chart Closing [Text Block]	Best quarter: 17.29%, for the quarter ended March 31, 2019. Worst quarter: -19.62%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Real Estate Securities Select Fund			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
FTSE Nareit All Equity REITs Index | Average Annual Return, Label [Optional Text]		FTSE Nareit All Equity REITs Index
FTSE Nareit All Equity REITs Index | Average Annual Return, Percent			2.27%	4.85%	5.77%
Class A | Average Annual Return, Percent	[1]		(4.14%)	2.17%	5.06%
Class I | Average Annual Return, Percent			1.97%	3.57%	5.88%
Premier Class | Average Annual Return, Percent			1.94%	3.53%	5.84%
Class R6 | Average Annual Return, Percent			2.09%	3.69%	6.00%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			0.64%	2.45%	4.66%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.23%	2.44%	4.32%
Retirement Class | Average Annual Return, Percent			1.85%	3.43%	5.74%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Real Estate Securities Select Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	17.29%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(19.62%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Emerging Markets Debt Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market and benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen Emerging Markets Debt Fund
Bar Chart Closing [Text Block]	Best quarter: 16.43%, for the quarter ended June 30, 2020. Worst quarter: -18.22%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Emerging Markets Debt Fund			12 Months Ended	60 Months Ended	87 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified | Average Annual Return, Label [Optional Text]		J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified | Average Annual Return, Percent			14.30%	1.78%	3.75%	4.40%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		8.92%	2.20%		5.27%
Class I | Average Annual Return, Percent			13.85%	3.31%		6.00%
Premier Class | Average Annual Return, Percent			13.63%	3.23%		5.88%
Class R6 | Average Annual Return, Percent			13.83%	3.38%		6.05%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			11.14%	1.03%		3.61%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			8.12%	1.49%		3.58%
Retirement Class | Average Annual Return, Percent			13.57%	3.15%		5.80%
Class W | Average Annual Return, Percent			14.64%	4.04%	5.93%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 4.00% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Emerging Markets Debt Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	16.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(18.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen International Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class R6, Class I, Premier Class, Retirement Class, Class A and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2025, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)Nuveen International Bond Fund
Bar Chart Closing [Text Block]	Best quarter: 6.31%, for the quarter ended December 31, 2023. Worst quarter: -6.10%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen International Bond Fund			12 Months Ended	60 Months Ended	87 Months Ended	113 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Bond Index
Bloomberg Global Aggregate Bond Index | Average Annual Return, Percent			8.17%	(2.15%)		0.41%
Bloomberg Global Aggregate Bond Index | Performance Inception Date						Aug. 05, 2016
Bloomberg Global Aggregate Bond Index | Average Annual Return, Percent					0.80%
Bloomberg Global Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Bloomberg Global Aggregate ex-USD Index (Hedged) | Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate ex-USD Index (Hedged)
Bloomberg Global Aggregate ex-USD Index (Hedged) | Average Annual Return, Percent			2.80%	0.79%		2.04%
Bloomberg Global Aggregate ex-USD Index (Hedged) | Performance Inception Date						Aug. 05, 2016
Bloomberg Global Aggregate ex-USD Index (Hedged) | Average Annual Return, Percent					2.36%
Bloomberg Global Aggregate ex-USD Index (Hedged) | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		(0.28%)	(0.54%)		1.37%
Class A | Performance Inception Date						Aug. 05, 2016
Class I | Average Annual Return, Percent			4.21%	0.57%		2.11%
Class I | Performance Inception Date						Aug. 05, 2016
Premier Class | Average Annual Return, Percent			4.17%	0.48%		2.01%
Premier Class | Performance Inception Date						Aug. 05, 2016
Class R6 | Average Annual Return, Percent			4.24%	0.61%		2.16%
Class R6 | Performance Inception Date						Aug. 05, 2016
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			3.60%	(0.73%)		0.76%
Class R6 | After Taxes on Distributions | Performance Inception Date						Aug. 05, 2016
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.51%	(0.13%)		1.03%
Class R6 | After Taxes on Distributions and Sales | Performance Inception Date						Aug. 05, 2016
Retirement Class | Average Annual Return, Percent			3.89%	0.36%		1.90%
Retirement Class | Performance Inception Date						Aug. 05, 2016
Class W | Average Annual Return, Percent			4.84%	1.20%	3.13%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 4.00% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen International Bond Fund | Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.31%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(6.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022